BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
BUSINESS SEGMENT INFORMATION
Segment revenue reconciles to statutory revenues from continuing operations

	2020	2019	2018
	$ million	$ million	$ million
Reportable segment revenue
Orthopaedics	1,917	2,222	2,168
Sports Medicine & ENT	1,333	1,536	1,461
Advanced Wound Management	1,310	1,380	1,275
Revenue from external customers	4,560	5,138	4,904

Disaggregation of revenue

The following table shows the disaggregation of Group revenue by product franchise:

	2020	20191	20181
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	822	1,042	1,017
Hip Implants	567	613	613
Other Reconstruction	68	79	62
Trauma	460	488	476
Orthopaedics	1,917	2,222	2,168
Sports Medicine Joint Repair	710	794	717
Arthroscopic Enabling Technologies	517	591	600
ENT (Ear, Nose and Throat)	106	151	144
Sports Medicine & ENT	1,333	1,536	1,461
Advanced Wound Care	647	701	727
Advanced Wound Bioactives	431	436	333
Advanced Wound Devices	232	243	215
Advanced Wound Management	1,310	1,380	1,275
Consolidated revenue from continuing operations	4,560	5,138	4,904

1

Included within the 2019 and 2018 analysis is a reclassification of $13m (2018: $13m) of revenue formerly included in the Advanced Wound Care franchise of which $12m (2018: $13m) is now included in the Advanced Wound Bioactives franchise and $1m (2018: $nil) in the Advanced Wound Devices franchise in order to present consistent analysis to the 2020 results. There has been no change in total revenue for the year ended 31 December 2019 and 31 December 2018.

The following table shows the disaggregation of Group revenue by geographic market and product category. The disaggregation of revenue into the two product categories below reflects that in general the products in the Advanced Wound Management franchises are sold to wholesalers and intermediaries, while products in the other franchises are sold directly to hospitals, ambulatory surgery centers and distributors. The further disaggregation of revenue by Established Markets and Emerging Markets reflects that in general our products are sold through distributors and intermediaries in the Emerging Markets while in the Established Markets, with the exception of the Advanced Wound Care and Bioactives franchises, products are in general sold direct to hospitals and ambulatory surgery centers. The disaggregation by Established Markets and Emerging Markets also reflects their differing economic factors including volatility in growth and outlook.

			2020			2019			2018
	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Orthopaedics, Sports Medicine & ENT	2,619	631	3,250	2,986	772	3,758	2,944	685	3,629
Advanced Wound Management	1,170	140	1,310	1,195	185	1,380	1,103	172	1,275
Total	3,789	771	4,560	4,181	957	5,138	4,047	857	4,904

1	Established Markets comprises the US, Australia, Canada, Europe, Japan and New Zealand.

Trading profit reconciles to operating profit

Segment trading profit is reconciled to the statutory measure below:

	2020	2019	20181
	$ million	$ million	$ million
Segment profit
Orthopaedics	389	666
Sports Medicine & ENT	306	489
Advanced Wound Management	316	370
Segment trading profit	1,011	1,525
Corporate costs	(328)	(356)
Group trading profit	683	1,169	1,123
Acquisition and disposal related items	(4)	(32)	7
Restructuring and rationalisation expenses	(124)	(134)	(120)
Amortisation and impairment of acquisition intangibles	(171)	(143)	(113)
Legal and other	(89)	(45)	(34)
Group operating profit	295	815	863

1Historical financial information is not available on a franchise basis.

Assets and liabilities by geographic location

	2020	2019	2018
	$ million	$ million	$ million
United Kingdom	403	385	354
United States of America	4,093	4,034	3,186
Other	1,517	1,405	1,224
Total non-current assets of the consolidated Group[1]	6,013	5,824	4,764